Consolidated and Combined Statement of Changes in Shareholders' Equity Statement (USD $) In Millions, except Share data, unless otherwise specified	Total	Ordinary Shares	Treasury Shares	Additional Paid-In Capital	Retained Earnings	Contributed Surplus	Parent Company Investment	Accumulated Other Comprehensive Income
Beginning balance, value at Sep. 30, 2011	$ 1,788.7						$ 1,690.2	$ 98.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	134.6						134.6
Currency translation adjustments	(2.9)							(2.9)
Change in derivatives, net of tax	0
Minimum pension liability, net of tax	(10.7)							(10.7)
Net transfers to parent	(17.8)						(17.8)
Ending balance, value at Sep. 28, 2012	1,891.9						1,807.0	84.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	58.8				33.5		25.3
Currency translation adjustments	1.5							1.5
Change in derivatives, net of tax	(7.3)							(7.3)
Minimum pension liability, net of tax	34.2							34.2
Net transfers to parent	(515.9)						(515.9)
Separation related adjustments	(214.7)						(209.9)	(4.8)
Transfer of parent company investment to contributed surplus						1,106.5	(1,106.5)
Transfer of contributed surplus to distributable reserves				1,095.0		(1,095.0)
Share options exercised, value	0.6			0.6
Share-based compensation	6.5			6.5
Issuance of ordinary shares, shares		57,700,000
Issuance of ordinary shares, value		11.5				(11.5)
Ending balance, value at Sep. 27, 2013	1,255.6	11.5		1,102.1	33.5			108.5
Ending balance, shares at Sep. 27, 2013		57,700,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(319.3)				(319.3)
Currency translation adjustments	(27.6)							(27.6)
Change in derivatives, net of tax	0.5							0.5
Minimum pension liability, net of tax	(15.7)							(15.7)
Share options exercised, shares	878,330	800,000
Share options exercised, value	25.8	0.2		25.6
Share-based compensation	67.7			67.7
Ordinary shares issued in connection with the Questcor acquisition, shares		57,300,000
Ordinary shares issued in connection with the Questcor acquisition, value	3,979.6	11.4		3,968.2
Vesting of restricted shares, shares		400,000
Vesting of restricted shares, value		0.1		(0.1)
Excess tax benefit from share-based compensation	8.9			8.9
Repurchase of ordinary shares, shares			200,000
Repurchase of ordinary shares, value	(17.5)		(17.5)
Ending balance, value at Sep. 26, 2014	$ 4,958.0	$ 23.2	$ (17.5)	$ 5,172.4	$ (285.8)			$ 65.7
Ending balance, shares at Sep. 26, 2014		116,200,000	200,000